Right of Use Assets and Lease Liabilities (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of right-of-use assets [Table Text Block]
Right of Use Assets, March 31, 2024	$4,124,563
Depreciation	(557,167)
Change from lease modification	(182,014)

Right of Use Assets, December 31, 2024	$3,385,382
Right of Use Assets, March 31, 2023	$4,845,738
Depreciation	(785,306)
Transfer to deposit	(5,000)
Additions during the period	69,131

Right of Use Assets, March 31, 2024	$4,124,563

Disclosure of payments on lease liabilities [Table Text Block]
1 year	$690,632
thereafter	$5,744,841
less amount representing interest expense	$(2,449,189)
Lease liability	$3,986,283
Current Portion of Lease Liabilities	$258,899
Long Term Portion of Lease Liabilities	$3,727,384